Schedule of pro-forma financial information (Details) $ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CAD ($)
Business Combination [Line Items]
Revenue	$ 11,447	$ 42,670	$ 41,082	$ 117,122		$ 200,506		$ 161,548
Cost of goods sold	8,028	33,254	30,786	93,695		166,912		129,479
Gross profit	3,419	9,416	10,296	23,427		33,594		32,069
Selling, general and administrative	18,151	10,738	39,783	31,627		55,095		41,923
Gain on sale of assets			(4,254)
Intangibles impairment	2,690		2,690		$ 1,600	2,141
Operating expenses	20,841	10,738	42,473	31,627		88,219		44,280
Operating income (loss)	(17,422)	(1,322)	(32,177)	(8,200)		(54,625)		(12,211)
Interest income (expense), net	(975)	(1,132)	(3,348)	(3,260)
Loss before income taxes	(16,688)	(2,335)	(30,375)	(11,529)		(60,677)		(14,861)
Income tax (expense) income	138	345	840	157	$ (1,242)	(71)	$ 267	(603)
Net loss	(15,133)	(3,115)	(29,745)	(11,077)		$ (59,435)		$ (15,128)
UNITED STATES
Business Combination [Line Items]
Revenue	2,673		2,673
Pro Forma [Member] | UNITED STATES
Business Combination [Line Items]
Revenue	5,160	8,542	19,477	22,147
Cost of goods sold	3,890	5,289	13,220	15,748
Gross profit	1,269	3,253	6,257	6,399
Selling, general and administrative	5,609	3,977	13,208	13,779
Gain on sale of assets	(5,993)		(5,993)
Intangibles impairment				8,532
Operating expenses	(384)	3,977	7,215	22,312
Operating income (loss)	1,653	(724)	(958)	(15,913)
Interest income (expense), net	30	(180)	183	(975)
Gain on extinguishment of debt		3,561		3,561
Other income	32		130
Change in fair value of warrant liabilities				(1,575)
Loss before income taxes	1,715	2,657	(646)	(14,903)
Income tax (expense) income	5	3	5	2
Net loss	$ 1,710	$ 2,654	$ (651)	$ (14,905)